Supplementary cash flow information	12 Months Ended
Dec. 31, 2021
Supplementary Cash Flow Information [Abstract]
Supplementary cash flow information [Text Block]

29. Supplementary cash flow information

(a) Other cash generated from / (used in) operating activities

	Year ended December 31,
	2021	2020
Loss on disposal of property, plant & equipment (note 5f)	$7,038	$5,088
Closure cost adjustment - non-producing properties (note 5f)	(4,602)	2,721
Share based compensation paid	(6,782)	(3,143)
Pampacancha delivery obligation paid	-	(10,856)
Restructuring - Manitoba (note 5f)	6,947	-
Other	565	6,593
	$3,166	$403

(b) Change in non-cash working capital:

	Year ended December 31,
	2021	2020
Change in:
Trade and other receivables	$(60,978)	$(37,720)
Other financial assets/liabilities	(7,758)	4,077
Inventories	(32,752)	(2,867)
Prepaid expenses	1,663	(3,722)
Trade and other payables	(11,549)	36,247
Provisions and other liabilities	7,328	1,602
	$(104,046)	$(2,383)

(c) Non-cash transactions:

During the year ended December 31, 2021 and 2020, Hudbay entered into the following non-cash investing and financing activities which are not reflected in the consolidated statements of cash flows:

- Remeasurement of Hudbay's decommissioning and restoration liabilities for the year ended December 31, 2021 led to an increase in related property, plant and equipment assets of $144,016 (year ended December 31, 2020 - a net increase of $46,792) mostly related to changes to estimated cash flows in the Manitoba business unit following an updated closure plan and changes to discount rates associated with remeasurement of the liabilities.

- Property, plant and equipment included $49,695 (year ended December 31, 2020 - $17,759) of capital additions related to the recognition of ROU assets. Property, plant and equipment and other assets include $22,796 of capital additions related to agreements with communities (year ended December 31, 2020 - $116,233)